Note 7 Positive scenario of GDP, unemployment rate and HPI for the main geographies (Details) - Positive scenario [Member]	Dec. 31, 2022	Dec. 31, 2021
SPAIN | 2021 [Member]
Macroeconomic variables [Line Items]
GDP		5.52%
Unemployment		14.42%
HPI		0.33%
SPAIN | 2022 [Member]
Macroeconomic variables [Line Items]
GDP	4.90%	6.14%
Unemployment	12.27%	12.50%
HPI	(2.96%)	4.70%
SPAIN | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	1.85%	5.13%
Unemployment	11.35%	10.05%
HPI	(0.61%)	3.06%
SPAIN | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	3.60%	2.61%
Unemployment	9.75%	8.48%
HPI	1.58%	1.87%
SPAIN | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	3.00%	2.22%
Unemployment	8.36%	7.49%
HPI	1.67%	1.56%
SPAIN | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	2.95%	2.19%
Unemployment	7.02%	6.71%
HPI	2.20%	1.19%
SPAIN | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	2.93%
Unemployment	5.87%
HPI	2.31%
MEXICO | 2021 [Member]
Macroeconomic variables [Line Items]
GDP		6.39%
Unemployment		4.18%
HPI		2.35%
MEXICO | 2022 [Member]
Macroeconomic variables [Line Items]
GDP	2.97%	4.07%
Unemployment	3.28%	3.89%
HPI	0.84%	5.38%
MEXICO | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	1.45%	2.81%
Unemployment	3.04%	3.75%
HPI	4.23%	3.85%
MEXICO | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	2.33%	2.17%
Unemployment	2.99%	3.69%
HPI	3.07%	3.07%
MEXICO | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	1.91%	1.88%
Unemployment	3.01%	3.64%
HPI	4.18%	4.08%
MEXICO | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	1.78%	1.83%
Unemployment	3.01%	3.59%
HPI	3.26%	3.95%
MEXICO | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	1.81%
Unemployment	3.00%
HPI	4.39%
TURKEY | 2021 [Member]
Macroeconomic variables [Line Items]
GDP		11.63%
Unemployment		11.90%
TURKEY | 2022 [Member]
Macroeconomic variables [Line Items]
GDP	7.59%	5.60%
Unemployment	10.00%	11.35%
TURKEY | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	6.61%	5.80%
Unemployment	8.85%	11.93%
TURKEY | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	(0.70%)	3.62%
Unemployment	10.76%	12.66%
TURKEY | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	3.91%	3.66%
Unemployment	11.78%	12.94%
TURKEY | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	3.90%	3.66%
Unemployment	11.81%	13.05%
TURKEY | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	3.86%
Unemployment	11.81%
PERU | 2021 [Member]
Macroeconomic variables [Line Items]
GDP		13.60%
Unemployment		11.33%
PERU | 2022 [Member]
Macroeconomic variables [Line Items]
GDP	4.00%	4.91%
Unemployment	7.67%	7.50%
PERU | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	5.12%	3.78%
Unemployment	7.28%	6.82%
PERU | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	3.15%	2.76%
Unemployment	6.79%	6.55%
PERU | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.19%	2.34%
Unemployment	6.60%	6.52%
PERU | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	2.21%	2.28%
Unemployment	6.52%	6.47%
PERU | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	2.21%
Unemployment	6.49%
ARGENTINA | 2021 [Member]
Macroeconomic variables [Line Items]
GDP		9.91%
Unemployment		15.12%
ARGENTINA | 2022 [Member]
Macroeconomic variables [Line Items]
GDP	7.42%	6.69%
Unemployment	11.97%	11.34%
ARGENTINA | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	3.86%	3.02%
Unemployment	9.39%	9.48%
ARGENTINA | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	(1.02%)	2.09%
Unemployment	7.68%	7.99%
ARGENTINA | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.79%	2.16%
Unemployment	6.77%	6.89%
ARGENTINA | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	2.87%	2.12%
Unemployment	6.89%	6.88%
ARGENTINA | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	3.62%
Unemployment	6.81%
COLOMBIA | 2021 [Member]
Macroeconomic variables [Line Items]
GDP		9.89%
Unemployment		15.36%
COLOMBIA | 2022 [Member]
Macroeconomic variables [Line Items]
GDP	8.78%	5.33%
Unemployment	11.41%	13.60%
COLOMBIA | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	2.04%	3.38%
Unemployment	12.20%	13.22%
COLOMBIA | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	2.07%	3.30%
Unemployment	12.77%	12.31%
COLOMBIA | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.44%	3.44%
Unemployment	12.65%	11.58%
COLOMBIA | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	3.11%	3.51%
Unemployment	12.15%	11.32%
COLOMBIA | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	3.28%
Unemployment	10.47%